Securities and other financial assets, net - Schedule of all securities and other financial assets by contractual maturity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Amortized cost	$ 637,422	$ 165,564
At FVOCI recyclable to profit and loss	194,491	232,504
At FVOCI non-recyclable to profit and loss	0	0
Fair value with change in profit or loss	5,313	4,949	$ 6,492
Total securities and other financial assets, net	831,913	398,068
Due within 1 year
Statement [Line Items]
Amortized cost	63,640	40,625
At FVOCI recyclable to profit and loss	113,792	34,027
At FVOCI non-recyclable to profit and loss	0	0
Fair value with change in profit or loss	0	0
Total securities and other financial assets, net	177,432	74,652
After 1 year but within 5 years
Statement [Line Items]
Amortized cost	567,483	123,449
At FVOCI recyclable to profit and loss	79,696	197,321
At FVOCI non-recyclable to profit and loss	0	0
Fair value with change in profit or loss	0	0
Total securities and other financial assets, net	647,179	320,770
Principal
Statement [Line Items]
Amortized cost	631,123	164,074
At FVOCI recyclable to profit and loss	193,488	231,348
At FVOCI non-recyclable to profit and loss	0	0
Fair value with change in profit or loss	0	0
Total securities and other financial assets, net	$ 824,611	$ 395,422